Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Schedule Of Long-Term Debt Instruments

	December 31, 2012		December 31, 2011
$ in millions	Carrying Value	Fair Value	Carrying Value	Fair Value
Unsecured Senior Notes*:
5.625% - due April 17, 2012	—	—	215.1	217.3
5.375% - due February 27, 2013	—	—	333.5	343.8
5.375% - due December 15, 2014	—	—	197.1	207.4
3.125% - due November 30, 2022	599.5	618.3	—	—
Floating rate credit facility expiring June 3, 2016	586.5	586.5	539.0	539.0
Long-term debt	1,186.0	1,204.8	1,284.7	1,307.5

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*	The company's Senior Note indentures contain certain restrictions on mergers or consolidations. Beyond these items, there are no other restrictive covenants in the indentures.

Analysis Of Borrowings By Maturity	Analysis of Borrowings by Maturity:

$ in millions	December 31, 2012
2016	586.5
2022	599.5
Long-term debt	1,186.0